Equity share capital - Summary of Cash Flow Hedging Reserve (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Costs of hedging deferred and recognised in OCI	$ (6)	$ (6)	$ (1)
Reclassified from OCI to profit or loss -included in financial expenses	(13)	38	(8)
Deferred tax	(4)	0	(1)
Cash flow hedging reserve [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(6)	(4)	0
Costs of hedging deferred and recognised in OCI	(6)	(6)	(1)
Change in fair value of currency swaps recognised in OCI	(1)	(34)	4
Reclassified from OCI to profit or loss -included in financial expenses	(13)	38	(8)
Deferred tax	4		1
Exchange adjustments	(2)
Reserve Of Cash flow Hedges Ending Balance	(24)	(6)	(4)
Cash flow hedging reserve [member] | Value of currency swaps [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	1	(3)	0
Change in fair value of currency swaps recognised in OCI	(1)	(34)	4
Reclassified from OCI to profit or loss -included in financial expenses	(13)	38	(8)
Deferred tax	4		1
Exchange adjustments	(2)
Reserve Of Cash flow Hedges Ending Balance	(11)	1	(3)
Cash flow hedging reserve [member] | Costs of hedging [member]
Disclosure of detailed information about hedged items [line items]
Reserve Of Cash flow Hedges Beginning Balance	(7)	(1)	0
Costs of hedging deferred and recognised in OCI	(6)	(6)	(1)
Reserve Of Cash flow Hedges Ending Balance	$ (13)	$ (7)	$ (1)